Personnel expenses - Total expenditure on remuneration (Details)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023 EUR (€) Y employee item
Personnel Expenses
Number of systems for variable remuneration		1
Number of levels of testing individual variable remuneration		3
Number of months salary maximum at Company level		2
Number of months salary maximum outcome for individual variable remuneration based on department's quantitative targets		2
Individual variable remuneration test outcome lower limit		0
Individual variable remuneration test outcome main function level upper limit		1.5
Amount of individual variable remuneration test outcome, upper limit | €		€ 50,000
Number of months salary maximum outcome for individual variable remuneration		3
Disbursement percentage under employee incentive scheme year one		40.00%
Disbursement percentage under employee incentive scheme subsequent years		20.00%
Disbursement under employee incentive scheme number of subsequent years | Y		3
Number of employees that receive remuneration greater than one million Euro per fiscal year | employee		0
Additional employer contribution to occupational pension	2.00%
Holiday pay supplement exchanged for additional contribution of employer	1.45%
Chief Executive Officer (CEO)
Personnel Expenses
Notice period		6 months
Severance pay period limit		12 months
Retirement age		65 years
Pension fee percentage on fixed salary		30.00%
Senior Executives
Personnel Expenses
Retirement age		65 years
Pension fee percentage on fixed salary		30.00%